Income tax (benefit)/expense (Tables)	12 Months Ended
Jun. 30, 2025
Deferred tax expense (income) [abstract]
Schedule of component of income tax expense

The major components of income tax expense recognized in profit or loss for the periods ended June 30, 2025 and 2024 were:

	2025	2025	2024
	US$	S$	S$

Current income tax
- Current year	-	-	383,453
- Deferred income tax	-	-	(49,440)
- Underprovision in respect of prior years	279	355	-
- Overprovision in respect of prior years	(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense recognized in profit or loss	(328,165)	(417,393)	331,761

Schedule of reconciliation between tax expense and corporate tax rate

A reconciliation between tax expense and the product of accounting (loss)/profit multiplied by the applicable corporate tax rate for the financial periods ended June 30, 2025 and 2024 were as follows:

	2025	2025	2024
	US$	S$	S$

(Loss)/Profit before tax	(9,832,138)	(12,505,497)	2,404,561

Income tax using the statutory tax rate of 17% (2024: 17%)	(1,671,463)	(2,125,934)	408,775
Effects of:
- Non-deductible expenses	1,661,686	2,113,498	16,416
- Income not subject to tax	-	-	83,039
- Income tax exemption	(13,700)	(17,425)	(75,350)
- Utilisation of capital allowance	(353)	(449)	(1,322)
- Utilisation of deferred tax assets not recognised in prior year	-	-	(56,037)
- Deferred tax asset not recognized during the financial year	23,830	30,310	7,932
- Deferred income tax	-	-	(49,440)
-Underprovision in respect of prior years	279	355	-
-Overprovision in respect of prior years	(328,444)	(417,748)	(2,252)
Income tax (benefit)/expense	(328,165)	(417,393)	331,761